Critical accounting estimates and judgements	9 Months Ended
Sep. 30, 2024
Critical Accounting Estimates And Judgments [Abstract]
Critical accounting estimates and judgements	Critical accounting estimates and judgements
The preparation of the financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions. These judgements, estimates and assumptions affect the reported assets and liabilities as well as income and expenses in the financial period.

The estimates are based on information available when the consolidated financial statements are prepared, historical experience and various other factors which are believed to be reasonable under the circumstances, the results of which form the basis of making judgements about the carrying values of assets and liabilities that are not readily apparent from other sources.

The significant estimates and judgements made by management in applying the Group’s accounting policies are the same as those applied in the consolidated financial statements for the year ended December 31, 2023 with the exception of changes to the Group’s estimates in relation to UK research and development tax credits.

Existing circumstances and assumptions about future developments may change due to market changes or circumstances arising that are beyond the Group’s control. Hence, estimates may vary from the actual values.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period, or the period of revision and future periods if this revision affects both current and future periods.
3.Critical accounting estimates and judgements (continued)

UK research and development tax credits- R&D intensity

The Company has historically received income in the form of cash tax credits relating to the U.K. Research and Development Tax Credit Scheme that is applicable to small and medium sized companies (“SMEs”) (the “SME TCS”), recognised within income tax benefit. Research and development costs which are not eligible for reimbursement under the SME TCS, such as expenditure incurred on research projects for which the group receives income, may be reimbursed under the U.K. R&D expenditure credit (“RDEC”) scheme. Amounts receivable under the RDEC scheme are presented within other income, with a notional tax charge deducted from income tax benefit at the prevailing rate of income tax.

Under the U.K. Research and Development Tax Credit Scheme the Company is able to surrender some of its losses for a cash rebate of up to 18.6% of expenditures related to eligible research and development projects. Qualifying expenditures largely consist of employment costs for relevant staff, external workers provided by CROs, and software and consumables used in research and development projects. A higher rate of cash rebate, of up to 26.97% of qualifying research and development expenditure, could be available if the Group were to qualify as an “R&D intensive” SME for relevant periods (broadly, a loss making SME whose qualifying R&D expenditure represents 40% (or, from April 1, 2024, 30%) or more of its total expenditure for that accounting period.

During the three months ended March 31, 2024 it was estimated that the Group would not meet the requirements to be eligible for this higher rate in relation to either of its 2023 and 2024 claims due to the definition in the legislation of the relevant R&D expenditure (which has been restricted to exclude expenditure eligible under the RDEC scheme), and as such the Group’s income tax benefit for those periods was calculated at the lower, 18.6%, rate.

Based on updated guidance from His Majesty’s Revenue and Customs that claims including RDEC qualifying expenditure within the relevant R&D expenditure utilised within the eligibility calculations would be permitted, the Group now expects to qualify as R&D intensive for the year to December 31, 2023, and has recognised an additional income tax benefit of £3,961,000 during the nine months ended September 30, 2024 in relation to its 2023 claim.

UK research and development tax credits - availability of the U.K. Research and Development Tax Credit Scheme

As disclosed in note 2(c), the Company entered into a transaction agreement with Recursion on August 8, 2024, whereby, subject to conditions, Recursion will acquire the Company’s entire issued and to be issued share capital. In accordance with the terms of the SME TCS, the Company will no longer qualify for the scheme during the accounting period in which the proposed Business Combination completes, with expenditures that would previously have been eligible for inclusion in the SME TCS instead being eligible for inclusion in the RDEC scheme.

It is the Company’s current best estimate that the proposed Business Combination will complete by December 31, 2024, and as such that the Group will not be eligible to receive cash tax credits under the SME TCS in relation to research and development expenses incurred within calendar year 2024. Accordingly, amounts included within other income and income tax benefit during the three and nine months ended September 30, 2024 have been calculated on the basis of a claim being submitted for calendar year 2024 under the RDEC scheme only. Were the Business Combination to complete after December 31, 2024, the Company would expect to be eligible to make a claim under the SME TCS for qualifying expenditures incurred during calendar year 2024.

The rules of the UK’s R&D tax regimes are complex, and if a tax authority were to challenge or seek to disallow our claims (in whole or in part), for example by asserting that we do not (or the relevant expenditure does not) meet the technical conditions to be granted tax credits (or cash rebates), then such challenge or disallowance, if successful, could have a material impact on our cash-flow and financial performance.